Staar Investment Trust
604 McKnight Park Drive
Pittsburgh, PA 15237

December 7, 2017

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Subject:	Preliminary Proxy Solicitation Materials

Dear Sir or Madam:
Submitted herewith for filing on behalf of Staar Investment Trust (the "Trust") pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Schedule 14A Information cover page, a Notice of Special Meeting of Shareholders, a preliminary proxy statement and form of proxy card to be used in connection with a special meeting of shareholders of each series of the Trust (together, the "Funds"). The meeting of shareholders is scheduled to be held on January 12, 2018.  Definitive proxy solicitation materials are expected to be transmitted to shareholders beginning on or about January 2, 2018.

As described in the proxy statement, among the items to be considered at the shareholder meeting are:

•	the approval of a new proposed Investment Advisory Agreement for each Fund with Barrel Park Investments, LLC;
•	the election of a new Board of Trustees for the Trust;
•	the approval of an Agreement and Plan of Reorganization that provides for the reorganization of the Trust to a Delaware Statutory Trust;
•	an amendment to the Funds' fundamental investment restriction regarding issuing senior securities; and
•	the transaction of any other business that may properly come before the meeting.

Please direct any questions or comments regarding this filing to me at (412) 367-9076.

Sincerely yours,

/s/ J. Andre Weisbrod
J. Andre Weisbrod, Trustee and Chairman

cc:	Jana L. Cresswell, Esq.
David F. Roeber, Esq.